STOCK OPTION AND STOCK UNIT PLANS - PERFORMANCE STOCK UNITS (Details) shares in Thousands, CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD item shares	Dec. 31, 2014 CAD shares
PERFORMANCE STOCK UNITS
STOCK OPTION AND STOCK UNIT PLANS
Period of performance cycle	3 years
Period prior to the maturity of the grant for which weighted average share price is used to calculate cash awards	20 days
Performance multiplier | item	2
Outstanding stock units
Units outstanding at beginning of year (in shares)	555
Units granted (in shares)	244
Units cancelled (in shares)	(9)
Units matured (in shares)	(282)
Dividend reinvestment (in shares)	28
Units outstanding at end of year (in shares)	536	555
Weighted Average Remaining Contractual Life (years)
Units outstanding at end of year	1 year 6 months
Aggregate Intrinsic Value
Units outstanding at end of year (in Canadian dollars) | CAD	CAD 47
Stock units, additional disclosures
Total amount paid (in Canadian dollars) | CAD	35	CAD 36
Compensation expense (in Canadian dollars) | CAD	12	CAD 40
Unrecognized compensation expense related to non-vested units granted (in Canadian dollars) | CAD	CAD 28
Weighted average period over which compensation cost is expected to be recognized		2 years
PERFORMANCE STOCK UNITS | Minimum
STOCK OPTION AND STOCK UNIT PLANS
Performance multiplier | item	0
PERFORMANCE STOCK UNITS | Maximum
STOCK OPTION AND STOCK UNIT PLANS
Performance multiplier | item	2
Restricted stock units
STOCK OPTION AND STOCK UNIT PLANS
Maturity period	35 months
Period prior to the maturity of the grant for which weighted average share price is used to calculate cash awards	20 days
Outstanding stock units
Units outstanding at beginning of year (in shares)	1,959
Units granted (in shares)	854
Units cancelled (in shares)	(101)
Units matured (in shares)	(904)
Dividend reinvestment (in shares)	98
Units outstanding at end of year (in shares)	1,906	1,959
Weighted Average Remaining Contractual Life (years)
Units outstanding at end of year	1 year 4 months 24 days
Aggregate Intrinsic Value
Units outstanding at end of year (in Canadian dollars) | CAD	CAD 88
Stock units, additional disclosures
Total amount paid (in Canadian dollars) | CAD	45	CAD 45
Compensation expense (in Canadian dollars) | CAD	47	CAD 44
Unrecognized compensation expense related to non-vested units granted (in Canadian dollars) | CAD	CAD 64
Weighted average period over which compensation cost is expected to be recognized		1 year